Schedule of Activity fo fair value measurements of financial liabilities (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 1	$ 0
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 2	1,291,270
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 3	(133,316)
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 4	$ 1,157,954